Segment information (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Reportable Segments
The segment information provided to the ExCom for the reportable segments is as follows:

For the financial year ended March 31, 2022
(EUR thousand)
	Notes	TFSS	AVPS	CRTS	Central costs	Total
Revenue		89,559	23,325	13,064	—	125,948
Operating expenses (1)		(44,610)	(12,538)	(16,755)	(61,946)	(135,849)
Adjusted EBITDA		44,949	10,787	(3,691)	(61,946)	(9,901)
Depreciation and amortization	9					(87,900)
Exceptional items	10					13,924
Operating Loss						(83,877)

For the financial year ended March 31, 2021
(EUR thousand)
	Notes	TFSS	AVPS	Central costs	Total
Revenue		30,826	13,870	—	44,696
Operating expenses (1)		(29,034)	(9,010)	(46,587)	(84,631)
Adjusted EBITDA		1,792	4,860	(46,587)	(39,935)
Depreciation and amortization	9				(116,318)
Exceptional items	10				(285,145)
Operating Loss					(441,398)

For the financial year ended March 31, 2020
(EUR thousand)
	Notes	TFSS	AVPS	Central costs	Total
Revenue		359,557	60,843	—	420,400
Operating expenses (1)		(144,124)	(29,003)	(76,535)	(249,662)
Adjusted EBITDA		215,433	31,840	(76,535)	170,738
Depreciation and amortization	9				(113,581)
Exceptional items	10				(15,958)
Operating Profit					41,199

(1)Operating expenses excluding Depreciation and Amortization and Exceptional items. For the financial year ended March 31, 2022 the fixed costs amounted to EUR109.2 million (EUR74.7 million for the financial year ended March 31, 2021 and EUR158.5 million for the financial year ended March 31, 2020), comprising of personnel costs of EUR74.6 million (EUR50.8 million for the financial year ended March 31, 2021 and EUR102.4 million for the financial year ended March 31, 2020) and non-personnel costs of EUR34.6 million (EUR23.9 million for the financial year ended March 31, 2021 and EUR56.1 million for the financial year ended March 31, 2020), whereas variable costs amounted to EUR26.7 million (EUR10.3 million for the financial year ended March 31, 2021 and EUR91.1 million for the financial year ended March 31, 2020).

Schedule of Revenue by Geography and by Segment, by Top Country and Non-Current Assets by Country
Revenue is generated by TFSS, AVPS and CRTS processed transactions. A geographical breakdown of revenue by key market / region is provided below:

For the financial year ended March 31, 2022
(EUR thousand)
	TFSS	AVPS	CRTS	Total
Europe	82,599	6,631	13,064	102,294
Asia Pacific	5,398	16,694	—	22,092
Rest of the world	1,562	—	—	1,562
Total	89,559	23,325	13,064	125,948

For the financial year ended March 31, 2021
(EUR thousand)
	TFSS	AVPS	Total
Europe	25,609	3,330	28,939
Asia Pacific	4,975	10,540	15,515
Rest of the world	242	—	242
Total	30,826	13,870	44,696

For the financial year ended March 31, 2020
(EUR thousand)
	TFSS	AVPS	Total
Europe	317,130	14,837	331,967
Asia Pacific	39,378	45,998	85,376
Rest of the world	3,049	8	3,057
Total	359,557	60,843	420,400

Revenue by top Country
A breakdown of revenue by key market / top country is provided below:

For the financial year ended March 31, 2022
(EUR thousand)
	TFSS	AVPS	CRTS	Total	% of Total Revenue
France	20,118	919	—	21,037	17%
Italy	12,912	2,421	—	15,333	12%
United Kingdom	1,838	568	13,064	15,470	12%
Australia	49	13,997	—	14,046	11%
Switzerland	2,358	85	—	2,443	2%
Total	37,275	17,990	13,064	68,329	54%

For the financial year ended March 31, 2021
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Australia	302	9,206	9,508	21%
France	6,128	367	6,495	15%
Italy	3,906	1,662	5,568	12%
Switzerland	594	59	653	1%
Total	10,930	11,294	22,224	49%

For the financial year ended March 31, 2020
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Italy	54,693	6,505	61,198	15%
United Kingdom	51,618	1,916	53,534	13%
Germany	39,661	622	40,283	10%
Switzerland	5,053	260	5,313	1%
Total	151,025	9,303	160,328	39%
Even though no measure of assets by segment is reported to the ExCom, in accordance with IFRS 8, the non-current assets, excluding deferred income tax assets, by country are disclosed as follows:

As of March 31, 2022
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in joint ventures and associates and other investments	Other non-current Receivables	Total
Switzerland	559,998	1,051	4,739	519	566,307
Australia	11,252	2,608	—	236	14,096
Italy	796	5,443	—	283	6,522
Rest of the world	11,980	18,656	1,792	11,668	44,096
Total	584,026	27,758	6,531	12,706	631,021

As of March 31, 2021
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in joint ventures and associates and other investments	Other non-current Receivables	Total
Switzerland	600,719	1,792	3,915	1,964	608,390
Australia	11,087	2,082	—	227	13,396
Italy	1,094	8,859	—	288	10,241
Singapore	664	3,381	—	1,003	5,048
Rest of the world	11,815	21,790	(418)	9,034	42,221
Total	625,379	37,904	3,497	12,516	679,296

As of March 31, 2020
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in joint ventures and associates and other investments	Other non-current Receivables	Total
Switzerland	607,589	3,351	2,791	100	613,831
Australia	11,927	2,453	—	194	14,574
Italy	1,379	10,484	—	358	12,221
Rest of the world	10,107	35,067	104	14,518	59,796
Total	631,002	51,355	2,895	15,170	700,422